GOODWILL AND INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
31-Dec-20	$ 22,541	$ 0
Goodwill Acquired		20,449
Translation Adjustments	(745)	2,092
31-Mar-21	$ 21,796	$ 22,541